Financial Risks - Schedule of Maximum Exposure to Credit Risk (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Master netting agreements collateral	€ 247	€ 27
Credit risk [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	182,945	184,326
Cash collateral	5,272	7,603
Securities collateral	4,221	3,967
Letters of credit /guarantees collateral	330	450
Real estate property collateral	75,412	64,028
Master netting agreements collateral	5,921	8,373
Other collateral	1,872	1,786
Total collateral	93,028	86,207
Surplus collateral	39,630	30,101
Net exposure	129,547	128,220
Credit risk [member] | Debt securities - carried at fair value [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	97,195	99,350
Letters of credit /guarantees collateral	221	245
Total collateral	221	245
Net exposure	96,974	99,105
Credit risk [member] | Money market and other short-term investments - carried at fair value [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,910	4,667
Securities collateral	330	330
Total collateral	330	330
Surplus collateral	21	19
Net exposure	4,601	4,357
Credit risk [member] | Mortgage loans - carried at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	39,991	38,244
Cash collateral	2,684	2,685
Letters of credit /guarantees collateral	32	60
Real estate property collateral	75,412	64,028
Total collateral	78,128	66,772
Surplus collateral	38,197	28,655
Net exposure	60	126
Credit risk [member] | Private loans - held at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,883	4,358
Cash collateral	33	45
Total collateral	33	45
Net exposure	4,850	4,313
Credit risk [member] | Other loans - held at amortized cost [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,949	1,917
Other collateral	1,872	1,786
Total collateral	1,872	1,786
Surplus collateral	1,346	1,293
Net exposure	1,423	1,424
Credit risk [member] | Other financial assets - carried at fair value [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	4,245	3,641
Net exposure	4,245	3,641
Credit risk [member] | Derivatives [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	8,780	13,238
Cash collateral	2,555	4,873
Securities collateral	107	60
Letters of credit /guarantees collateral		29
Master netting agreements collateral	5,921	8,373
Total collateral	8,583	13,336
Surplus collateral	66	135
Net exposure	263	38
Credit risk [member] | Reinsurance assets [member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	20,992	18,910
Securities collateral	3,784	3,578
Letters of credit /guarantees collateral	77	117
Total collateral	3,861	3,694
Net exposure	€ 17,131	€ 15,216